Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Surplus	Retained Earnings	Accumulated Comprehensive Loss
Beginning balance at Dec. 31, 2015	$ 30,656	$ 2,149	$ 522	$ 28,709	$ (724)
Beginning balance (in shares) at Dec. 31, 2015		1,718,968
Net income	2,418			2,418
Other comprehensive income (loss)	(630)				(630)
Conversion of common stock in connection with new holding company on July 1, 2016:
Exchange of Grayson common stock, $1.25 par value	(2,149)	$ (2,149)
Exchange of Grayson common stock, $1.25 par value (in shares)		(1,718,968)
For Parkway common stock, no par value	2,149		2,419
For Parkway common stock, no par value (in shares)		3,025,384
Issuance of common stock in connection with acquisition of Cardinal Bankshares Corp	23,500		23,500
Issuance of common stock in connection with acquisition of Cardinal Bankshares Corp (in shares)		1,996,453
Redemption of fractional shares issued in acquisition of Cardinal Bankshares Corp	(5)		(5)
Redemption of fractional shares issued in acquisition of Cardinal Bankshares Corp (in shares)		(461)
Dividends paid prior to conversion	(172)			(172)
Dividends paid	(301)			(301)
Ending balance at Dec. 31, 2016	$ 55,466		26,166	30,654	(1,354)
Ending balance (in shares) at Dec. 31, 2016	5,021,376	5,021,376
Net income	$ 2,427	$ 0	0	2,427	0
Other comprehensive income (loss)	92	0	0	0	92
Conversion of common stock in connection with new holding company on July 1, 2016:
Reclassification of accumulated other comprehensive loss due to tax rate change	248	0	0	248	(248)
Dividends paid	(803)	0	0	(803)	0
Ending balance at Dec. 31, 2017	$ 57,182	$ 0	$ 26,166	$ 32,526	$ (1,510)
Ending balance (in shares) at Dec. 31, 2017	5,021,376	5,021,376